Common Stock (Details Narrative) - USD ($)					2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	May 03, 2023		May 31, 2022	Jan. 25, 2022	Jun. 30, 2023	Jun. 30, 2023	Oct. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 24, 2022	Mar. 29, 2022	Mar. 24, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock converted								202,500
Issuance of common stock for investment						$ 16,447,649
Common stock authorised					500,000,000	500,000,000		500,000,000	500,000,000
Common stock issued					175,961,698	175,961,698		175,961,698
Common stock outstanding					175,961,698	175,961,698		175,961,698
Common stock price per share					$ 0.01	$ 0.01		$ 0.01	$ 0.01
Class of warrant exercise price per share					$ 0.21	$ 0.21		$ 0.21
Creek Road Miners Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for investment, shares			169,205
Issuance of common stock for investment									$ 100,000
Common stock authorised									100,000,000	100,000,000
Common stock issued									12,246,036	8,191,382	2,000,000
Common stock outstanding									12,246,036	8,191,382
Proceeds from issuance of private placement							$ 3,925,050
Common stock price per share									$ 0.0001	$ 0.0001	$ 0.0001
Warrants to acquire preferred stock							2,933,340			350,000
Class of warrant exercise price per share							$ 1.50
Expected life (in years)							5 years
Proceeds from issuance of warrants							$ 3,900,000
Creek Road Miners Inc [Member] | Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for investment, shares				30,000
Creek Road Miners Inc [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for investment, shares							2,933,340
Common stock price per share							$ 1.50
Member Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock converted	65,647,676
Issuance of common stock to former stockholders of Creek Road Miners upon Merger, shares	65,647,676
Common stock price per share	$ 0.01
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock to former stockholders of Creek Road Miners upon Merger, shares	110,314,022					110,314,022
Issuance of common stock for investment, shares	110,314,022	[1]
Issuance of common stock for investment	$ 9,928,262
Common Stock [Member] | Creek Road Miners Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock converted									1,338,456	500,000
Issuance of common stock for investment, shares									169,205
Issuance of common stock for investment									$ 17
Class of warrant exercise price per share												$ 1.50	$ 1.00
Common Stock [Member] | Creek Road Miners Inc [Member] | Debt Settlement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares returned									600,000
Common Stock [Member] | Obligation Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for investment, shares	5,884,872
Issuance of common stock for investment	$ 706,185				$ 1,235,823

[1]	For purposes of this unaudited pro forma combined financial information, 110,314,022 represents the historical shares of the common stock outstanding immediately prior to the closing of the Merger on May 3, 2023.